Financial Instruments and Financial Risk Management - Fair Value by Hierarchy (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Financial asset - FID
Financial Instruments and Financial Risk Management
Financial assets	$ 10,637	$ 52,299
SWA
Financial Instruments and Financial Risk Management
Financial assets		31,400
ETX
Financial Instruments and Financial Risk Management
Financial assets	10,600	20,900
Investment in Aqualung
Financial Instruments and Financial Risk Management
Financial assets	5,350	5,350
Level 3 of fair value hierarchy | Financial asset - FID
Financial Instruments and Financial Risk Management
Financial assets	10,637	52,299
Level 3 of fair value hierarchy | Investment in Aqualung
Financial Instruments and Financial Risk Management
Financial assets	$ 5,350	$ 5,350